COLUMBIA FUNDS SERIES TRUST I



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                                                 Columbia Balanced Fund
                                              Columbia Small Cap Core Fund
                                                  Columbia Income Fund
                                          Columbia Conservative High Yield Fund
                                             Columbia Intermediate Bond Fund
                                            Columbia Federal Securities Fund
                                            Columbia U.S. Treasury Index Fund
                                               Columbia Greater China Fund
                                           Columbia California Tax-Exempt Fund
                                            Columbia International Stock Fund
                                Columbia Connecticut Intermediate Municipal Bond
                                              Columbia Mid Cap Growth Fund
                               Columbia Oregon Intermediate Municipal Bond Fund
                                                 Columbia Core Bond Fund
                                            Columbia Real Estate Equity Fund
                                       Columbia Intermediate Municipal Bond Fund
                                            Columbia Small Cap Growth Fund I
                             Columbia Massachusetts Intermediate Municipal Bond
                                            Columbia Strategic Investor Fund
                                                 Columbia Technology Fund
                                           Columbia High Yield Opportunity Fund
                           Columbia New Jersey Intermediate Municipal Bond Fund
                                             Columbia Strategic Income Fund
                             Columbia New York Intermediate Municipal Bond Fund
                                             Columbia Asset Allocation Fund
                                               Columbia Common Stock Fund
                              Columbia Rhode Island Intermediate Municipal Bond
                                           Columbia High Yield Municipal Fund
                                             Columbia Disciplined Value Fund
                                             Columbia Small Cap Value Fund I
                                              Columbia Dividend Income Fund
                                             Columbia Large Cap Growth Fund
                                                  Columbia Liberty Fund
                                                Columbia Tax-Exempt Fund


                                              Supplement to the Prospectuses

                                                       March 2, 2007

Prospectuses for Class Z shares of the above referenced funds, as applicable, are hereby supplemented as follows:

The bulleted list under the heading "No minimum initial investment" contained within the section "Your Account - Eligible Investors" is hereby amended with the addition of the following language:

o Any investor participating in a wrap program sponsored by an intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;


                                                             INT-47/128427-0307